Matthews Asia Growth FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.8%
	Shares	Value
China/Hong Kong: 30.5%
Tencent Holdings, Ltd.	149,500	$9,552,445
Alibaba Group Holding, Ltd.	523,400	8,660,167
PDD Holdings, Inc. ADR[b]	53,502	6,331,962
Trip.com Group, Ltd. ADR	78,815	5,011,058
NAURA Technology Group Co., Ltd. A Shares	68,993	3,969,285
BYD Co., Ltd. H Shares	76,500	3,873,694
Meituan Class Bb,c,d	157,700	3,173,313
DiDi Global, Inc. ADR[b]	622,572	3,013,249
Tencent Music Entertainment Group ADR	187,444	2,701,068
KE Holdings, Inc. A Shares	389,200	2,631,470
Innovent Biologics, Inc.[b,c,d]	432,000	2,599,282
Contemporary Amperex Technology Co., Ltd. A Shares	66,600	2,326,652
Ping An Insurance Group Co. of China, Ltd. H Shares	357,000	2,130,916
WuXi AppTec Co., Ltd. H Shares[c,d]	202,800	1,811,060
Kanzhun, Ltd. ADR[b]	87,588	1,679,062
Hong Kong Exchanges & Clearing, Ltd.	35,100	1,561,396
Full Truck Alliance Co., Ltd. ADR	115,116	1,470,031
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	217,500	1,067,614
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	32,100	1,034,002
East Money Information Co., Ltd. A Shares	329,900	1,026,821
Total China/Hong Kong		65,624,547

Japan: 29.4%
Hitachi, Ltd.	258,300	6,064,730
Sony Group Corp.	224,100	5,670,404
Fast Retailing Co., Ltd.	18,500	5,507,291
Keyence Corp.	13,400	5,269,016
ITOCHU Corp.	112,200	5,208,655
ORIX Corp.	235,500	4,916,982
Mitsubishi UFJ Financial Group, Inc.	329,700	4,495,070
Sumitomo Mitsui Financial Group, Inc.	162,600	4,181,196
Toyota Motor Corp.	217,000	3,835,974
Recruit Holdings Co., Ltd.	55,700	2,885,888
Terumo Corp.	138,600	2,607,903
Renesas Electronics Corp.	155,800	2,089,691
Shin-Etsu Chemical Co., Ltd.	69,200	1,974,634
Sysmex Corp.	100,500	1,918,546
Sekisui House, Ltd.	74,000	1,656,278
Advantest Corp.	29,900	1,332,837
Tokyo Electron, Ltd.	9,200	1,261,620
Daiichi Sankyo Co., Ltd.	47,200	1,124,015
Asics Corp.	51,700	1,096,432
Total Japan		63,097,162

India: 12.4%
Zomato, Ltd.[b]	1,894,507	4,450,369
HDFC Bank, Ltd.	158,541	3,379,494
ICICI Bank, Ltd.	198,380	3,118,141
MakeMyTrip, Ltd.[b]	28,148	2,758,223
Bharti Airtel, Ltd.	113,139	2,287,250
HDFC Asset Management Co., Ltd.[c,d]	46,372	2,169,574
Infosys, Ltd.	114,761	2,102,830
Bajaj Finance, Ltd.	18,226	1,898,944
Reliance Industries, Ltd.	117,399	1,745,410
Mahindra & Mahindra, Ltd.	47,412	1,471,632

	Shares	Value
Neuland Laboratories, Ltd.	8,886	$1,248,224
Total India		26,630,091

Taiwan: 8.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	487,000	13,715,376
MediaTek, Inc.	52,000	2,241,224
Lotes Co., Ltd.	41,000	1,734,773
Alchip Technologies, Ltd.	17,000	1,433,058
Total Taiwan		19,124,431

South Korea: 5.1%
Samsung Electronics Co., Ltd.	74,988	2,972,935
Coupang, Inc.[b]	134,701	2,953,993
NAVER Corp.	14,476	1,891,778
SK Hynix, Inc.	12,552	1,673,257
Hyundai Motor Co.	10,756	1,452,813
Total South Korea		10,944,776

Singapore: 5.0%
Sea, Ltd. ADR[b]	83,021	10,833,410
Total Singapore		10,833,410

Australia: 3.9%
Macquarie Group, Ltd.	24,163	3,007,005
CSL, Ltd.	18,464	2,906,035
ANZ Group Holdings, Ltd.	130,050	2,381,095
Total Australia		8,294,135

Vietnam: 0.8%
FPT Corp.	364,800	1,735,514
Total Vietnam		1,735,514

Philippines: 0.8%
Bank of the Philippine Islands	699,520	1,613,643
Total Philippines		1,613,643

Total Investments: 96.8%		207,897,709
(Cost $190,901,779)
CASH AND OTHER ASSETS, LESS LIABILITIES: 3.2%		6,952,053
Net Assets: 100.0%		$214,849,762

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Matthews Asia Growth FundMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $9,753,229, which is 4.54% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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